RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related party transactions
Net revenues: The transactions with CoolCo during the year ended December 31, 2022 consists of the following:

(in thousands of $)	2022
Management and administrative services revenue (1)	3,124
Ship management fees revenue (2)	1,249
Ship management fees expense (3)	(5,811)
Debt guarantee fees (4)	837
Commitment fee (5)	115
Total	(486)
(1) Management and administrative services revenue – Golar Management Limited (“Golar Management”), a wholly-owned subsidiary of Golar, and Golar Management (Bermuda) Ltd, entered into the CoolCo TSA (subsequently replaced with the CoolCo ASA), both described further in note 14.1, pursuant to which we provided corporate administrative services to CoolCo. The CoolCo ASA expires on June 30, 2023.

(2) Ship management fee revenue – We provided commercial and technical management to the LNG carriers prior to disposal to CoolCo under the existing management agreements, however the CoolCo TSA revised the annual management fee payable to us per vessel. On June 30, 2022, upon completion of the CoolCo Disposal, the ship management agreements were terminated.

(3) Ship management fee expense – Following completion of the ManCo SPA with CoolCo in June 2022, we entered into ship management agreements with CoolCo, to provide commercial and technical management for certain of our LNG carriers, amounting to (i) $0.6 million ship management fees for the Golar Arctic and Golar Tundra and (ii) $0.1 million fees incurred for FLNG crewing for the year ended December 31, 2022. We also entered into an agreement to sub-contract our contractual vessel management obligations for the LNG Croatia and NFE’s fleet of vessels to CoolCo amounting to $5.1 million for the for the year ended December 31, 2022. The ship management fee revenue of $4.8 million received in relation to NFE’s fleet of vessels is passed on at cost to CoolCo as our subcontracting ship management expenses presented on “Administrative expenses” in the consolidated statements of operations.

(4) Debt guarantee fees – We agreed to remain as the guarantor of the payment sale and lease-back obligations of two of the disposed subsidiaries, which are the disponent owners of the Golar Ice and the Golar Kelvin, in exchange for a guarantee fee of 0.5% on the outstanding principal balances, which as of December 31, 2022 is $210.3 million. The compensation amounted to $0.8 million for the year ended December 31, 2022.

(5) Commitment fee – We advanced a two years revolving credit facility of $25.0 million to CoolCo, which remains undrawn as of December 31, 2022. The facility bears a fixed interest rate and commitment fee on the undrawn loan of 5% and 0.5% per annum, respectively. The commitment fee amounted to $0.1 million for the year ended December 31, 2022.
Receivables: The balances with CoolCo and its subsidiaries as of December 31, 2022 consisted of the following:

(in thousands of $)	2022
Balance due from CoolCo and subsidiaries (6)	394
(6) Balances due from CoolCo and its subsidiaries - Amounts due to/from CoolCo and its subsidiaries are comprised primarily of unpaid management services, amounts arising from the results of CoolCo’s vessels participating in the Cool Pool, revolving credit facility, commitment fees and other related arrangements. Payables and receivables are generally settled quarterly in arrears. Balances owing to or due from CoolCo and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business.

Transactions with existing related parties
Net revenues/(expenses): The transactions with other related parties for the years ended December 31, 2022, 2021 and 2020 consisted of the following:

(in thousands of $)	2022	2021	2020
Avenir (1)	246	468	980
Magni Partners (2)	(32)	(189)	(606)
ECGS (3)	—	1,482	—
Total	214	1,761	374

Receivables: The balances with other related parties as of December 31, 2022 and 2021 consisted of the following:

(in thousands of $)	2022	2021
Avenir (1)	3,472	3,225
Magni Partners (2)	81	81
Total	3,553	3,306
(1) Avenir entered into agreements to compensate Golar in relation to the provision of certain debt guarantees relating to Avenir and its subsidiaries. This compensation amounted to $0.1 million, $0.5 million and $1.0 million for the years ended December 31, 2022, 2021 and 2020, respectively.

In October 2021, we advanced a one year revolving shareholder loan of $5.3 million to Avenir, of which $1.8 million was drawn as of December 31, 2022. In October 2022, the revolving shareholder loan was extended to three years. The facility bears a fixed interest rate of 5% per annum. The aggregated interest and commitment fee receivable on the undrawn portion of the loan amounted to $143 thousand and $28 thousand, for the years ended December 31, 2022 and 2021, respectively.

(2) Magni Partners - Tor Olav Trøim is the founder of, and partner in, Magni Partners (Bermuda) Limited (“Magni Partners”), a privately held Bermuda company, and is the ultimate beneficial owner of the company. Receivables and payables from Magni Partners comprise primarily of the cost (without mark-up) or part cost of personnel employed by Magni Partners who have provided advisory and management services to Golar. These costs do not include any payment for any services provided by Tor Olav Trøim himself.

(3) We chartered our former LNG carrier, the Golar Ice to ECGS during the year ended December 31, 2021. There was no comparable transaction for the year ended December 31, 2022.

Transactions with former related parties
Net revenues: The following tables represents the transactions before these companies ceased to be our related parties for the years ended December 31, 2021 and 2020:

(in thousands of $)	2021	2020
Transactions
Golar Partners and subsidiaries	3,986	13,521
Hygo and subsidiaries	3,631	10,887
Borr Drilling	348	384
2020 Bulkers	111	45
OneLNG	64	—
Total	8,140	24,837

Receivables: The balances before these companies ceased to be our related parties as of December 31, 2021 consisted the following:

(in thousands of $)	2021
Balances
Borr Drilling	149
2020 Bulkers	29
Total	178
The following table represent the transactions with Golar Partners and its subsidiaries for the period from January 1, 2021 to April 15, 2021 and for the year ended December 31, 2020:

(in thousands of $)	Period January 1, 2021 to April 15, 2021	Year Ended December 31, 2020
Management and administrative services revenue	1,717	7,941
Ship management fees revenue	2,251	5,263
Interest income on short-term loan	18	317
Total	3,986	13,521
with Hygo and its subsidiaries for the period from January 1, 2021 to April 15, 2021 and for the year ended December 31, 2020:

(in thousands of $)	Period January 1, 2021 to April 15, 2021	Year Ended December 31, 2020
Management and administrative services revenue	2,051	5,281
Ship management fees income	904	1,780
Debt guarantee compensation	676	3,826
Total	3,631	10,887